Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties	$ 14,210	$ 6,730
Due to related parties	7,442	5,892
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Due from related parties	14,210	6,730
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due to related parties	728	417
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	313	759
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	5,947	4,285
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 454	$ 431